Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2016
Goodwill and Other Intangible Assets, Net [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 8:-      GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

Balance as of December 31, 2015	$4,122

Acquisition of business	$554

Balance as of December 31, 2016	$4,676

b.	Other Intangible Assets:

	December 31, 2016	December 31, 2015	Weighted average amortization period

Cost:
Brand name	670	670	4.1
Customer list	2,450	2,450	2.5
Software (1)	111	-	3
Customer relationship (1)	141	-	7

	3,372	3,120
Accumulated amortization:
Brand name	670	663
Customer list	2,450	2,450
Software	37	-
Customer relationship	20	-

	3,177	3,113

Amortized cost	$195	$7

(1)	See Note 3.

Intangible assets are amortized based on the straight-line method for their remaining useful life.

Amortization expenses amounted to $ 64, $ 63 and $ 106 for the years ended December 31, 2016, 2015 and 2014, respectively.